Leases - Future Lease Payments (Details) - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Operating Leases
2024	$ 20.2
2025	15.4
2026	11.8
2027	7.4
2028	6.7
Thereafter	35.9
Total	97.4
Finance Leases
2024	0.8
2025	0.7
2026	0.5
2027	0.1
2028	0.0
Thereafter	0.0
Total	2.1
Total
2024	21.0
2025	16.1
2026	12.3
2027	7.5
2028	6.7
Thereafter	35.9
Total	99.5
Less: imputed interest	18.1
Total lease liabilities	$ 81.4	$ 78.2